Equity-Based Compensation Plan (Summary of Values Related To Vested and Unvested Restricted Stock Awards) (Details) - Phantom Units [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity-Based Compensation [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Intrinsic Value 1	$ 5	$ 3	$ 1
Grant date fair value of performance units granted	$ 29.42	$ 35.00	$ 49.56